Equity (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	$ (446)	$ (1,554)
Exchange differences arising on translation of foreign operations	(2)	0
Changes in fair value of financial assets	(26)	9
Remeasurement of defined benefit pension plans	33	(14)
Ending balance	(549)	(446)
Accumulated other comprehensive income [member]
Beginning balance	(446)	(1,554)
Exchange differences arising on translation of foreign operations	(334)	862
Changes in fair value of financial assets	(869)	313
Remeasurement of defined benefit pension plans	1,100	(67)
Ending balance	(549)	(446)
Defined benefit pension plans [member]
Beginning balance	(992)	(925)
Exchange differences arising on translation of foreign operations	0	0
Changes in fair value of financial assets	0	0
Remeasurement of defined benefit pension plans	1,100	(67)
Ending balance	108	(992)
Unrealized gain (losses) on securities [Member]
Beginning balance	(37)	(350)
Exchange differences arising on translation of foreign operations	0	0
Changes in fair value of financial assets	(869)	313
Remeasurement of defined benefit pension plans	0	0
Ending balance	(906)	(37)
Foreign currency translation [member]
Beginning balance	583	(279)
Exchange differences arising on translation of foreign operations	(334)	862
Changes in fair value of financial assets	0	0
Remeasurement of defined benefit pension plans	0	0
Ending balance	$ 249	$ 583